Going Concern (Details Textual) (USD $)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income (Loss) Attributable To Parent	$ (6,181,904)	$ 7,436,623	$ 9,853,389	$ 12,448,545	$ 19,169,454	$ 23,280,950	$ 19,569,337
Working Capital Deficit	12,668,017		12,668,017			13,693,267
Stockholders' Equity Attributable To Parent	11,013,113		11,013,113		1,744,667	12,971,212	1,744,667	1,180,593
Net Cash Provided by (Used In) Operating Activities			$ 438,007	$ (2,645,448)		$ (5,801,761)	$ (3,795,477)